OMB APPROVAL
OMB Number: 3235-0578 Expires: March 31, 2019 Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21260

CM Advisors Family of Funds
(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Linda J. Hoard

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(512) 329-0050

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2018

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CM Advisors Small Cap Value Fund

Schedule of Investments

November 30, 2018 (Unaudited)

COMMON STOCKS - 90.1%	Shares	Value
Consumer Discretionary - 0.4%
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. - ADR *	586	$94,264

Multiline Retail - 0.3%
Dollar Tree, Inc. *	2,490	216,057

Energy - 29.1%
Energy Equipment & Services - 23.6%
Dawson Geophysical Company *	263,566	980,466
Ensco plc - Class A	737,717	4,182,855
Era Group, Inc. *	309,888	3,117,473
Newpark Resources, Inc. *	44,625	343,166
Patterson-UTI Energy, Inc.	190,230	2,640,393
PHI, Inc. *	326,893	1,153,932
Pioneer Energy Services Corporation *	1,229,011	3,109,398
Profire Energy, Inc. *	192,601	377,498
Transocean Ltd. *	303,270	2,814,346
Unit Corporation *	64,595	1,343,576
		20,063,103
Oil, Gas & Consumable Fuels - 5.5%
Ardmore Shipping Corporation *	147,775	870,395
Centennial Resource Development, Inc. - Class A *	149,120	2,314,342
HighPoint Resources Corporation *	99,670	324,924
Newfield Exploration Company *	65,145	1,104,208
		4,613,869
Financials - 0.6%
Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc. - Class B *	1,691	369,044

Insurance - 0.2%
Markel Corporation *	123	140,729

Industrials - 39.9%
Aerospace & Defense - 1.4%
Triumph Group, Inc.	74,260	1,248,310

Construction & Engineering - 6.0%
Granite Construction, Inc.	100,690	5,097,935

Electrical Equipment - 5.8%
Allied Motion Technologies, Inc.	17,010	804,743
Atkore International Group, Inc. *	201,075	4,105,951
		4,910,694
Machinery - 25.3%
Altra Industrial Motion Corporation	16,915	533,668
Colfax Corporation *	93,880	2,341,367
Columbus McKinnon Corporation	44,586	1,551,593
DMC Global, Inc.	265,557	9,666,275
Douglas Dynamics, Inc.	4,055	151,130

CM Advisors Small Cap Value Fund

Schedule of Investments (Continued)

COMMON STOCKS - 90.1% (Continued)	Shares	Value
Industrials - 39.9% (Continued)
Machinery - 25.3% (Continued)
Lydall, Inc. *	47,985	$1,061,908
Manitowoc Company, Inc. (The) *	155,738	3,075,826
TriMas Corporation *	106,440	3,089,953
		21,471,720
Trading Companies & Distributors - 1.4%
BMC Stock Holdings, Inc. *	69,660	1,184,917

Information Technology - 4.5%
Electronic Equipment, Instruments & Components - 1.2%
Maxwell Technologies, Inc. *	387,318	972,168

IT Services - 0.2%
Alliance Data Systems Corporation	1,035	207,373

Technology Hardware, Storage and Peripherals - 3.1%
AstroNova, Inc.	133,715	2,623,488

Materials - 11.3%
Metals & Mining - 11.3%
Allegheny Technologies, Inc. *	193,105	5,070,937
Carpenter Technology Corporation	40,915	1,762,618
Comstock Mining, Inc. *	1,420,832	226,907
Seabridge Gold, Inc. *	100,530	1,178,212
Synalloy Corporation	86,947	1,400,716
		9,639,390
Real Estate - 2.4%
Real Estate Management & Development - 2.4%
InterGroup Corporation (The) *	66,670	2,072,771

Utilities - 1.9%
Gas Utilities - 1.9%
Southwest Gas Holdings, Inc.	20,025	1,577,369

Total Common Stocks (Cost $82,584,893)		$76,503,201

EXCHANGE-TRADED FUNDS - 4.9%	Shares	Value
SPDR S&P Oil & Gas Exploration & Production ETF	51,370	$1,685,450
SPDR S&P Regional Banking ETF	44,000	2,453,440
Total Exchange-Traded Funds (Cost $4,297,643)		$4,138,890

WARRANTS - 0.0%	Shares	Value
Key Energy Services, Inc., expires 12/15/20 * (a)	11,776	0
Key Energy Services, Inc., expires 12/15/21 * (a)	11,776	0
Total Warrants (Cost $0)		$0

CM Advisors Small Cap Value Fund

Schedule of Investments (Continued)

MONEY MARKET FUNDS - 5.0%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 2.10% (b) (Cost $4,274,546)	4,274,546	$4,274,546

Total Investments at Value - 100.0% (Cost $91,157,082)		$84,916,637

Other Assets in Excess of Liabilities - 0.0% (c)		13,056

Net Assets - 100.0%		$84,929,693

ADR - American Depositary Receipt.

ETF - Exchange-Traded Fund.

*	Non-income producing security.
(a)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 as of November 30, 2018, representing 0.0% of net assets.
(b)	The rate shown is the 7-day effective yield as of November 30, 2018.
(c)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund

Schedule of Investments

November 30, 2018 (Unaudited)

CORPORATE BONDS - 60.6%	Par Value	Value
Communication Services - 7.9%
Diversified Telecommunication Services - 4.8%
AT&T, Inc., 5.875%, due 10/01/19	$1,300,000	$1,328,158
CenturyLink, Inc., 5.80%, due 03/15/22	1,800,000	1,788,750
		3,116,908
Media - 3.1%
Discovery Communications, Inc.,
5.05%, due 06/01/20	1,050,000	1,071,825
4.375%, due 06/15/21	600,000	607,100
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	359,839
		2,038,764
Consumer Discretionary - 3.0%
Automobiles - 0.7%
Toyota Motor Credit Corporation, 1.55%, due 10/18/19	480,000	474,373

Household Durables - 0.8%
MDC Holdings, Inc., 5.625%, due 02/01/20	500,000	505,000

Textiles, Apparel & Luxury Goods - 1.5%
William Carter Corporation., 5.25%, due 08/15/21	1,010,000	1,011,263

Consumer Staples - 5.5%
Beverages - 1.0%
Coca-Cola European Partners plc, 3.25%, due 08/19/21	665,000	658,432

Food & Staples Retailing - 2.5%
Walgreen Company, 5.25%, due 01/15/19	640,000	641,509
Walgreens Boots Alliance, Inc., 2.70%, due 11/18/19	1,000,000	992,378
		1,633,887
Food Products - 2.0%
General Mills, Inc., 3.15%, due 12/15/21	1,340,000	1,314,008

Energy - 16.4%
Energy Equipment & Services - 11.7%
Diamond Offshore Drilling, Inc., 3.45%, due 11/01/23	1,490,000	1,169,650
Ensco plc., 8.00%, due 01/31/24	550,000	500,500
Nabors Industries, Inc., 5.10%, due 09/15/23	1,000,000	840,059
PHI, Inc., 5.25%, due 03/15/19	3,775,000	3,133,250
Rowan Companies, Inc., 7.875%, due 08/01/19	1,735,000	1,721,987
Transocean, Inc., 5.80%, due 10/15/22	340,000	312,800
		7,678,246
Oil, Gas & Consumable Fuels - 4.7%
Devon Energy Corporation, 6.30%, due 01/15/19	970,000	972,782
Kinder Morgan Energy Partners, L.P., 6.50%, due 04/01/20	500,000	516,941
Murphy Oil Corporation, 4.45%, due 12/01/22	1,685,000	1,617,742
		3,107,465

CM Advisors Fixed Income Fund

Schedule of Investments (Continued)

CORPORATE BONDS - 60.6% (Continued)	Par Value	Value
Financials - 7.7%
Commercial Banks - 3.2%
Wells Fargo & Company,
2.55%, due 12/07/20	$1,447,000	$1,416,179
4.125%, due 08/15/23	650,000	647,206
		2,063,385
Consumer Finance - 1.0%
American Express Company, 8.125%, due 05/20/19	670,000	685,286

Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc., 2.10%, due 08/14/19	310,000	308,358

Insurance - 1.0%
Enstar Group Ltd., 4.50%, due 03/10/22	675,000	675,037

Investment Banking & Brokerage Services - 2.0%
Goldman Sachs Group, Inc., 3.00%, due 04/26/22	1,350,000	1,306,902

Health Care - 2.5%
Health Care Equipment & Supplies - 2.5%
Becton Dickinson & Company, 3.25%, due 11/12/20	1,673,000	1,659,062

Industrials - 3.8%
Auto Parts & Equipment - 0.8%
Johnson Controls, Inc., 5.00%, due 03/30/20	500,000	509,028

Electrical Equipment - 1.8%
Eaton Corporation, 8.10%, due 08/15/22	1,000,000	1,144,168

Road & Rail - 1.2%
Canadian Pacific Railroad Company, 7.25%, due 05/15/19	790,000	804,048

Information Technology - 9.0%
Electronic Equipment, Instruments & Components - 0.8%
Corning, Inc., 7.25%, due 08/15/36	500,000	563,751

IT Services - 1.0%
International Business Machines Corporation, 1.95%, due 02/12/19	655,000	653,919

Software - 5.1%
CA, Inc., 5.375%, due 12/01/19	1,315,000	1,334,753
Microsoft Corporation, 1.55%, due 08/08/21	1,400,000	1,345,713
Symantec Corporation, 4.20%, due 09/15/20	665,000	667,062
		3,347,528

CM Advisors Fixed Income Fund

Schedule of Investments (Continued)

CORPORATE BONDS - 60.6% (Continued)	Par Value	Value
Information Technology - 9.0% (Continued)
Technology Hardware, Storage and Peripherals - 2.1%
EMC Corporation, 2.65%, due 06/01/20	$1,390,000	$1,353,414

Materials - 3.7%
Chemicals - 1.0%
Mosaic Company (The), 3.25%, due 11/15/22	685,000	663,909

Metals & Mining - 2.7%
Allegheny Ludlum, LLC, 6.95%, due 12/15/25	142,000	140,935
Allegheny Technologies, Inc., 5.95%, due 01/15/21	1,635,900	1,623,631
		1,764,566
Utilities - 1.0%
Electric Utilities - 1.0%
Southern Company, 2.35%, due 07/01/21	690,000	664,487

Total Corporate Bonds (Cost $40,777,980)		$39,705,194

U.S. TREASURY OBLIGATIONS - 31.7%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 0.7%
2.375%, due 01/15/25	$468,710	$506,480

U.S. Treasury Notes – 31.0%
1.500%, due 05/31/19	1,000,000	994,805
2.000%, due 07/31/20	6,000,000	5,920,547
2.375%, due 12/31/20	6,250,000	6,194,336
2.750%, due 11/15/23	6,250,000	6,217,041
2.875%, due 05/15/28	1,000,000	988,633
		20,315,362

Total U.S. Treasury Obligations (Cost $20,905,479)		$20,821,842

MONEY MARKET FUNDS - 12.8%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 2.10% (a) (Cost $8,372,887)	8,372,887	$8,372,887

Total Investments at Value - 105.1% (Cost $70,056,346)		$68,899,923

Liabilities in Excess of Other Assets - (5.1%)		(3,341,102)

Net Assets - 100.0%		$65,558,821

(a)	The rate shown is the 7-day effective yield as of November 30, 2018.

See accompanying notes to Schedules of Investments.

CM Advisors Family of Funds

Notes to Schedules of Investments

November 30, 2018 (Unaudited)

1.	Securities Valuation

The portfolio securities of CM Advisors Small Cap Value Fund and CM Advisors Fixed Income Fund (collectively, the “Funds,” and individually, a “Fund”) are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Fixed income securities are typically valued based on prices provided by an independent pricing service. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

In August 2018, Financial Accounting Standards Board issued Accounting Standards Update No. 2018-13 (“ASU 2018-13”), “Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement,” which amends the fair value measurement disclosure requirements of Accounting Standards Codification Topic 820 (“ASC 820”), “Fair Value Measurement.” ASU 2018-13 includes new, eliminated, and modified disclosure requirements for ASC 820. In addition, ASU 2018-13 clarifies that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for fiscal years beginning after December 15, 2019, including interim periods therein. Early adoption is permitted and the Funds have adopted ASU 2018-13 with these financial statements.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Warrants held by CM Advisors Small Cap Value Fund are classified as Level 2 because they trade infrequently or are not actively traded on an exchange. Corporate bonds and U.S. Treasury obligations held by CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CM Advisors Family of Funds

Notes to Schedules of Investments (Continued)

The following is a summary of the inputs used to value the Funds’ investments by security type as of November 30, 2018:

CM Advisors Small Cap Value Fund:	Level 1	Level 2		Level 3	Total

Common Stocks	$76,503,201	$-		$-	$76,503,201
Exchange-Traded Funds	4,138,890	-		-	4,138,890
Warrants	-	0	*	-	0
Money Market Funds	4,274,546	-		-	4,274,546
Total	$84,916,637	$0		$-	$84,916,637

CM Advisors Fixed Income Fund:	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$39,705,194	$-	$39,705,194
U.S. Treasury Obligations	-	20,821,842	-	20,821,842
Money Market Funds	8,372,887	-	-	8,372,887
Total	$8,372,887	$60,527,036	$-	$68,899,923

*	CM Advisors Small Cap Value Fund holds Warrants that have been fair valued at $0.

Refer to each Fund's Schedule of Investments for a listing of the securities by security type and sector or industry type. As of November 30, 2018, the Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3).

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis as of November 30, 2018:

	CM Advisors	CM Advisors
	Small Cap	Fixed Income
	Value Fund	Fund

Cost of portfolio investments	$91,740,263	$70,056,346

Gross unrealized appreciation	$13,495,549	$314,939
Gross unrealized depreciation	(20,319,175)	(1,471,362)

Net unrealized depreciation	$(6,823,626)	$(1,156,423)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for CM Advisors Small Cap Value Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and holdings classified as passive foreign investment companies (PFICs).

CM Advisors Family of Funds

Notes to Schedules of Investments (Continued)

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector or certain companies within a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of November 30, 2018, CM Small Cap Value Fund had 39.9% of the value of its net assets invested in stocks within the Industrials sector (including 25.3% of its net assets invested in stocks with the Machinery industry) and 31.1% of the value of its net assets invested in stocks and exchange-traded funds within the Energy sector (including 23.6% of its net assets invested in stocks within the Energy Equipment & Services industry).

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	January 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg
Arnold Van Den Berg, Chairman and President

Date	January 22, 2019

By (Signature and Title)*		/s/ James D. Brilliant
James D. Brilliant, Treasurer

Date	January 22, 2019

*	Print the name and title of each signing officer under his or her signature.